Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Fair Value, Measurements, Recurring	Dec. 31, 2012 Fair Value, Measurements, Recurring	Mar. 31, 2013 Interest Rate Swaps	Dec. 31, 2012 Derivatives Designated as Hedging Instruments	Dec. 31, 2011 Derivatives Designated as Hedging Instruments	Dec. 31, 2012 Derivatives Designated as Hedging Instruments Fair Value, Measurements, Recurring	Dec. 31, 2013 Not Designated as Hedging Instrument	Dec. 31, 2012 Not Designated as Hedging Instrument	Dec. 31, 2011 Not Designated as Hedging Instrument	Dec. 31, 2013 Not Designated as Hedging Instrument Fair Value, Measurements, Recurring	Dec. 31, 2012 Not Designated as Hedging Instrument Fair Value, Measurements, Recurring	Dec. 31, 2013 Not Designated as Hedging Instrument Foreign Exchange Swaps		Dec. 31, 2012 Not Designated as Hedging Instrument Foreign Exchange Swaps		Dec. 31, 2011 Not Designated as Hedging Instrument Foreign Exchange Swaps		Dec. 31, 2013 Less Than Six Months Not Designated as Hedging Instrument Foreign Exchange Swaps Fair Value, Measurements, Recurring Other Current Assets Liabilities		Dec. 31, 2012 Less Than Six Months Not Designated as Hedging Instrument Foreign Exchange Swaps Fair Value, Measurements, Recurring Other Current Assets Liabilities		Dec. 31, 2012 Less Than 7 Years Derivatives Designated as Hedging Instruments Fair Value Hedge Interest Rate Swaps	Dec. 31, 2012 Less Than 7 Years Derivatives Designated as Hedging Instruments Fair Value Hedge Interest Rate Swaps Fair Value, Measurements, Recurring Other Non Current Asset
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume			$ 504.1	$ 760.8	$ 60.0	$ 60.0	$ 60.0	$ 60.0	$ 504.1	$ 700.8	$ 1,241.9	$ 504.1	$ 700.8	$ 504.1	[1]	$ 700.8	[2]	$ 1,241.9	[3]	$ 504.1	[1]	$ 700.8	[2]	$ 60.0	$ 60.0
Derivative asset	0	15.8	1.7	16.5				15.8				1.7	0.7							1.7	[4]	0.7	[5]		15.8
Derivative liability			$ 2.8	$ 0.7								$ 2.8	$ 0.7							$ 2.8	[6]	$ 0.7	[5]

[1]	Net amount after deducting for offsetting swaps $425.4 million.
[2]	Net amount after deducting for offsetting swaps $554.8 million.
[3]	Net amount after deducting for offsetting swaps $845.2 million.
[4]	Net amount after deducting for offsetting swaps $1.5 million.
[5]	Net amount after deducting for offsetting swaps $0.6 million.
[6]	Net amount after deducting for offsetting swaps $2.6 million.